Note 1 - Nature of Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Nature of Operations [Text Block]

1. Nature of Business and Organization

AvePoint, Inc. (hereinafter referred to as “AvePoint,” the “Company,” “we,” “us,” or “our”) was incorporated as a New Jersey corporation on July 24, 2001 and redomiciled as Delaware corporation in 2006.

AvePoint provides a cloud-native software platform that organizations rely on to optimize operations, manage critical data and secure the digital workplace. As companies around the world embrace the new normal of hybrid work, they must build and deliver a new, seamless workplace experience for knowledge workers, centered around an extensive portfolio of SaaS solutions and productivity applications aimed at improving collaboration across the organization.

The adoption of this portfolio of solutions – what has been generally described as the “digital transformation” – is a substantial and ongoing challenge for most organizations, which for decades had previously relied upon only a small number of multi-purpose on-premises applications to drive business outcomes. However, to build and deliver an efficient digital workplace today, companies must address this abundance of applications – and the associated explosive growth and sprawl of data – with a platform offering that is well governed, fit for purpose, easy to use and built on automation.

AvePoint’s Confidence Platform empowers organizations – of all sizes, in all regions, and across all industries – to optimize and secure the solutions that most commonly establish and underpin the digital workplace. As our customers seek to rapidly reduce costs, improve productivity and make more informed business decisions, they depend on our platform for data-driven insights, critical business intelligence and ongoing operational value through automation.

Our principal corporate headquarters are located in Jersey City, New Jersey, with our principal operating headquarters in Richmond, Virginia and additional offices in North America, Europe, Asia, Australia and the Middle East.

1. Nature of Business and Organization

AvePoint, Inc. was incorporated as a New Jersey corporation on July 24, 2001, and redomiciled as Delaware corporation in 2006. On July 1, 2021, AvePoint, Inc. (hereinafter referred to as “AvePoint,” the “Company,” “we,” “us,” or “our”) became a publicly traded company, as further described in “Note 3 - Business Combination.”

AvePoint provides a cloud-native software platform that organizations rely on to optimize operations, manage critical data and secure the digital workplace. As companies around the world embrace the new normal of hybrid work, they must build and deliver a new, seamless workplace experience for knowledge workers, centered around an extensive portfolio of SaaS solutions and productivity applications aimed at improving collaboration across the organization.

The adoption of this portfolio of solutions – what has been generally described as the “digital transformation” – is a substantial and ongoing challenge for most organizations, which for decades had previously relied upon only a small number of multi-purpose on-premises applications to drive business outcomes. However, to build and deliver an efficient digital workplace today, companies must address this abundance of applications – and the associated explosive growth and sprawl of data – with a platform offering that is well governed, fit for purpose, easy to use and built on automation.

AvePoint’s Confidence Platform empowers organizations – of all sizes, in all regions, and across all industries – to optimize and secure the solutions that most commonly establish and underpin the digital workplace. As our customers seek to rapidly reduce costs, improve productivity and make more informed business decisions, they depend on our platform for data-driven insights, critical business intelligence and ongoing operational value through automation.

Our principal headquarters are located in Jersey City, New Jersey, with our operating headquarters in Richmond, Virginia and additional offices in North America, Europe, Asia, Australia and the Middle East.